8. COVERTIBLE DEBTS	9 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
COVERTIBLE DEBTS
(a)	On November 10, 2020, the Company issued two convertible debts in the principal amount of $20,000 each in exchange for cash. Each convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and matures in six months on May 10, 2021. The carrying value of beneficial conversion features not considered to be derivative instruments were determined by allocating the intrinsic value of the conversion features from proceeds. As a result, all of $40,000 proceeds were allocated to the beneficial conversion feature, recorded as equity portions of convertible debt and there were no remaining proceeds available for allocation to the liability portion of the convertible debt. Each convertible debt was discounted by the amounts allocated to the conversion features. As at March 31, 2021, the carrying value of each convertible debt was $15,580 for a total of $31,160 (December 31, 2019 - $Nil).

(b)	On December 28, 2020, the Company entered into a securities purchase agreement with a non-related party. Pursuant to this agreement, the Company issued a convertible debt in the principal amount of $120,000 at $110,000 with $10,000 original issue discount. In connection with this note, the Company paid an additional $15,000 in cash transaction costs, issued 110,000 common shares valued at $11,000 in transaction costs, and issued 1,100,000 warrants exercisable at $0.25 per share, expiring on December 28, 2022. The warrants were calculated to have a relative fair value of $67,555, which was reduced by the equity components of the transaction costs of $20,657, leaving a value of $46,898 as at March 31, 2021. This convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and matures in nine months on September 28, 2021.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $41,961 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after conducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt. As at March 31, 2020, the carrying value of this convertible debt was $45,106 (December 31, 2019 - $Nil) net of $74,894 unamortized discounts.

(c)	On March 25, 2021, the Company entered into a securities purchase agreement with a non-related party. Pursuant to this agreement, the Company issued a convertible debt in the principal amount of $120,000 at $110,000 with $10,000 original issue discount. In connection with this note, the Company paid an additional $13,250 in cash transactions, issued 88,000 common shares valued at $22,000 in transaction costs, and issued 1,100,000 warrants exercisable at $0.25 per share, expiring on March 25, 2023. The warrants were calculated to have a relative fair value of $74,026, which was reduced by the equity components of the transaction costs of $32,106, leaving a value of $41,920 as at March 31, 2021. This convertible debt is unsecured, bears interest at 8% per annum compounded on the basis of a 365-day year and actual days lapsed, is convertible at $0.10 per 1 common share, and matures in nine months on December 25, 2021.

The proceeds were allocated between the convertible debt and warrants on a relative fair value basis, and the issuance costs were proportioned accordingly. The fair value of the convertible debt was calculated using the present value of the debt and related interest at 12% incremental borrowing rate as the discount rate. The warrants were valued using the Black Scholes Option Pricing Model (Note 7).

The carrying value of beneficial conversion features not considered to be derivative instruments was determined by allocating $42,492 for the intrinsic value of the conversion features from the remaining proceeds allocated to the convertible debt after conducting the amount allocated to the warrants. As such, there were no remaining proceeds available for allocating to the liability portion of the convertible debt. As at March 31, 2020, the carrying value of this convertible debt was $7,903 (December 31, 2019 - $Nil) net of $112,097 unamortized discounts.